FREIGHT RECEIVABLES - Movements in provisions for impairment of freight receivables (Details) - Freight receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Due after 180 days
Disclosure of financial assets [line items]
Percentage of entity's credit losses	1.00%
Accumulated impairment
Disclosure of financial assets [line items]
Balance as of 1 January	$ 5.8	$ 3.7	$ 1.7
Adjustment to prior years			1.5
Provisions for the year	0.7	3.1	2.4
Provisions reversed during the year	(3.4)	(1.0)	(1.9)
Balance as of 31 December	$ 3.1	$ 5.8	$ 3.7